UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2004

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Quinn
Title:  Vice President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Peter J. Quinn          Beverly Hills, CA            August 12, 2004
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          40

Form 13F Information Table Value Total:   $14690927
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc.              COM              02209S103   968673 19354106 SH       SOLE                 18001006           1352100
American Express Company       COM              025816109  1090976 21233467 SH       SOLE                 19714967           1517400
Anglo American PLC             COM              03485p102     1416    67804 SH       SOLE                    67804
Apartment Investment & Managem COM              03748R101   203797  6546630 SH       SOLE                  6063330            483000
Bear Stearns Companies, Inc.   COM              073902108     2761    32753 SH       SOLE                    32753
CVS Corporation                COM              126650100   586777 13964220 SH       SOLE                 13181420            782200
El Paso Corporation            COM              28336L109   623469 79120389 SH       SOLE                 74336589           4779300
Electronic Data Systems Corpor COM              285661104   850688 44422366 SH       SOLE                 41786266           2633800
Equity Office Properties Trust COM              294741103    92433  3398280 SH       SOLE                  3186580            211400
Equity Residential             COM              29476L107     2022    68000 SH       SOLE                    68000
Fannie Mae                     COM              313586109  1102730 15453061 SH       SOLE                 14449061           1003200
Freddie Mac                    COM              313400301  1604525 25347954 SH       SOLE                 23861354           1485200
Gillette Co.                   COM              375766102      598    14102 SH       SOLE                    14102
GlaxoSmithKline                COM              37733w105     1887    45520 SH       SOLE                    45520
HCA Inc.                       COM              404119109   467819 11248350 SH       SOLE                 10503750            744000
Johnson & Johnson              COM              478160104   251864  4521800 SH       SOLE                  4275300            246300
Kraft Foods Inc. Class A       COM              50075n104   678153 21406330 SH       SOLE                 19915730           1489600
Lockheed Martin Corporation    COM              539830109     2943    56500 SH       SOLE                    56500
Manpower Inc.                  COM              56418H100     6702   132000 SH       SOLE                   132000
Marsh & McLennan Companies Inc COM              571748102   496085 10931800 SH       SOLE                 10107500            823800
Mattel, Inc.                   COM              577081102      696    38125 SH       SOLE                    38125
McDonald's Corporation         COM              580135101      523    20100 SH       SOLE                    20100
Merrill Lynch & Co., Inc.      COM              590188108   278385  5157180 SH       SOLE                  4818880            338000
Nike, Inc.  Class B            COM              654106103     1523    20100 SH       SOLE                    20100
Office Depot, Inc.             COM              676220106     3466   193500 SH       SOLE                   193500
Old Republic International Cor COM              680223104   176922  7458774 SH       SOLE                  7050954            407320
PepsiCo, Inc.                  COM              713448108     4440    82400 SH       SOLE                    82400
Pfizer Inc.                    COM              717081103   488788 14258690 SH       SOLE                 13470190            787800
Pitney Bowes Inc.              COM              724479100   289758  6548200 SH       SOLE                  6165400            382500
Safeway Inc.                   COM              786514208   489285 19308800 SH       SOLE                 18146500           1161300
Sara Lee Corporation           COM              803111103   118070  5135700 SH       SOLE                  4904200            231500
Target Corporation             COM              87612e106     1699    40000 SH       SOLE                    40000
Tenet Healthcare Corporation   COM              88033G100   735898 54876800 SH       SOLE                 51307700           3566200
The Interpublic Group of Compa COM              460690100   353429 25741405 SH       SOLE                 24081805           1657500
The Kroger Co.                 COM              501044101   599329 32930140 SH       SOLE                 30287240           2641600
Time Warner Inc.               COM              887317105   249763 14207214 SH       SOLE                 13049314           1157300
Tyco International Ltd.        COM              902124106  1034274 31209235 SH       SOLE                 29093835           2113800
UST Inc.                       COM              902911106   432967 12026850 SH       SOLE                 11377150            649000
United Technologies Corporatio COM              913017109     4117    45000 SH       SOLE                    45000
Wyeth                          COM              983024100   391282 10820861 SH       SOLE                 10123661            696600